DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the outstanding foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2017 and 2016, as assets and liabilities is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2017	2016

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$160	$40
Fair value of foreign exchange hedge transactions	Other payables and accrued expenses	(1)	(101)

Total derivatives designated as hedging instruments	Other Comprehensive income (loss)	$159	$(61)

Not Designated as Hedging Instrument [Member]
Schedule of the Fair Value of Open Foreign Exchange Contracts
The fair value of the outstanding non-designated foreign exchange contracts recorded by the Company on its consolidated balance sheets as of December 31, 2017 and 2016, as assets and liabilities is as follows:

Foreign exchange forward and		December 31,
options contracts	Balance sheet	2017	2016

Fair value of foreign exchange non-designated hedge transactions	Other receivables and prepaid expenses	$6	$181
Fair value of foreign exchange non-designated hedge transactions	Other payables and accrued expenses	(147)	(92)

Total derivatives designated as hedging instruments		(141)	$89